Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 29: SUBSEQUENT EVENTS

At-The-Market Equity Program

During the period from January 1, 2022, to March 25, 2022, the Company issued 6,445,709 common shares in exchange for gross proceeds of $25,606 at an average share price of approximately 3.97 USD. The Company received net proceeds of $24,813 after paying commissions of $793 to the Company’s agent. See Note 18 for further details to the Company’s at-the-market equity program.

Purchase of Digital Assets

On January 6, 2022, the Company purchased 1,000 BTC for $43,237.

Equipment Financing

On February 24, 2022, the Company entered into a $32,000 equipment financing agreement with BlockFi Lending LLC. This loan bears interest at 14.5% for a period of 2 years and is secured by 6,100 Bitmain S19j Pros. The loan will be repaid with average monthly payments of $1,537.